Vessels, Net	6 Months Ended
Dec. 31, 2024
Vessels, Net [Abstract]
VESSELS, NET

Note 4 — VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance June 30, 2024	$70,250,772	(17,027,154)	53,223,618
Additions	—	(1,853,051)	(1,853,051)
Balance December 31, 2024	$70,250,772	(18,880,205)	51,370,567

The above balances as of December 31, 2024 and June 30, 2024 are analyzed in the following tables:

Owned Vessel*	Cost	Accumulated Depreciation	Net Book Value
Balance June 30, 2024	$14,094,790	$(1,624,776)	$12,470,014
Additions	—	(433,273)	(433,273)
Balance December 31, 2024	$14,094,790	$(2,058,049)	$12,036,741

Right-of-use assets under finance lease**	Cost	Accumulated Depreciation	Net Book Value
Balance June 30, 2024	$56,155,982	$(15,402,378)	$40,753,604
Additions	—	(1,419,778)	(1,419,778)
Balance December 31, 2024	$56,155,982	$(16,822,156)	$39,333,826

*Owned Vessel:

On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $433,273 and $433,273 for the six months ended December 31, 2024 and 2023.

**Right-of-use assets under finance lease:

In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 6)

In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 6)

As of June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life.

Depreciation expense for the vessels under finance lease was $1,419,778 and $1,363,761 for six months ended December 31, 2024 and 2023, respectively.